GOODWILL (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill at beginning of period	$ 1,189,661	$ 79,809	$ 1,189,661	$ 1,920,486
Impairment	(1,109,852)		(1,109,852)	(730,825)
Goodwill at end of period	79,809	79,809	79,809	1,189,661
Interim Healthcare of Wyoming ? Casper
Goodwill [Line Items]
Goodwill at end of period	0		0	585,881
Interim Healthcare of Wyoming - Billings [Member]
Goodwill [Line Items]
Goodwill at end of period	$ 79,809	$ 79,809	$ 79,809	$ 603,780